LOAN RECEIVABLES	12 Months Ended
Dec. 31, 2017
LOAN RECEIVABLES
LOAN RECEIVABLES

5.LOAN RECEIVABLES

The loan receivables, current and non-current portion, as of December 31, 2016 and 2017 were as follows:

	As of December 31,
	2016	2017
Loan receivables, current portion
Loan receivables from franchisees	14,649	29,754
Loan receivables from other entities	7,761	350,826

Total	22,410	380,580

Loan receivables, non-current portion
Loan receivables from franchisees	7,269	31,534
Loan receivables from other entities	—	10,796

Total	7,269	42,330

The Group entered into entrusted loan agreements with certain franchisees with the typical terms to be two to three years and annual interest rates ranging from 8.0% to 8.5%. The Group recognized RMB2,110, RMB2,383 and RMB2,608 interest income for these entrusted loans in 2015, 2016 and 2017, respectively.

Loan receivables from other entities represent the loans the Group lent to other un-related third-parties with the annual interest rates ranging from 6% to 12%. The Group recognized RMB2,273, RMB1,186 and RMB8,471 interest income for the loans in 2015, 2016 and 2017, respectively.